                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09141
                                                      ---------

                       Eaton Vance Municipal Income Trust
                       ----------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                                  May 31, 2004
                                  ------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

SEMIANNUAL REPORT MAY 31, 2004

[GRAPHIC IMAGE]

[GRAPHIC IMAGE]

EATON VANCE MUNICIPAL INCOME TRUST

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

       For more information about Eaton Vance's privacy policies, call:
       1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Eaton Vance Municipal Income Trust as of May 31, 2004

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
President

The municipal bond market consists of a broad array of bond issues, with widely varying features and performance characteristics that may make them appropriate for a specific investment scenario. In this edition of our continuing educational series, we will feature zero coupon bonds - a variety of bond that has seen increasing use by investors over the past 20 years - and discuss why they can provide flexibility in managing a bond portfolio.

THE 1980'S BROUGHT NEW VARIATIONS TO THE BOND MARKET...

Any discussion of zero coupon bonds should start with the term "coupon." Traditionally, bonds were issued in certificate form, with interest coupons attached, which the owner would clip and present for payment. The coupon rate indicates the rate of annual interest the issuer pays to the bondholder. For example, a $1,000 bond with a 5% coupon makes two semiannual interest payments of $25 each.

Today, most bonds are issued as "book-entry bonds," registered in the owner's name, but not delivered in certificate form. That change has not only replaced the antiquated coupon-clipping system, but also encouraged the development of new types of bonds - including zero coupon bonds, introduced in 1982.

ZERO-COUPONS: NO INTEREST PAYMENTS, BUT A PREDICTABLE LUMP-SUM PAYMENT AT MATURITY...

Zero coupon bonds do not have coupons attached and do not make regular interest payments. Instead, they are issued at a discount, usually well below par, or face value. As with coupon bonds, the bondholder receives face value if the bond is held to its maturity date. Over time - from its issuance to its maturity - zero coupon bonds accrete to par, meaning that their price appreciates over time to reflect the accrual of "imputed" compound interest. An investor holding a zero coupon bond to maturity receives a lump sum payment from the issuer for face value reflecting the initial investment plus interest that has accrued. Although zero coupon bonds do not pay any interest until they mature, the accrual of "imputed" compound interest is recognized currently.

ZERO COUPON BONDS PROVIDE PORTFOLIO MANAGERS ADDITIONAL FLEXIBILITY...

For a portfolio manager, zero coupons can play a useful strategic role. Like other bonds, zero coupon bond prices are affected by market conditions, changes in an issuer's underlying fundamentals and fluctuations in interest rates. Because they pay no coupon or periodic interest payments, they typically display more price sensitivity than other bonds in response to changes in interest rates. Therefore, zero coupon bonds can provide more appreciation potential in a declining interest rate environment. Of course, zero coupons display increased DOWNSIDE volatility in the event of an INCREASE in interest rates.

Some zero coupon bonds start out as coupon-bearing bonds, which are then deposited with a trustee and subsequently "stripped" of their coupons. New securities are then created from principal and coupon payments. This allows an investor to choose a maturity to match the time when funds will be needed. Moreover, because of their many permutations, zero coupon bonds can help balance income-oriented bonds with performance oriented zero coupons, providing more versatility in managing a municipal portfolio.

TAX-EXEMPT BONDS CONTINUE TO OFFER OPPORTUNITIES FOR ISSUERS AND INVESTORS ALIKE...

Throughout its history, the municipal market has helped finance public projects and has pioneered new financing options for issuers - such as zero coupon bonds
- that offer new opportunities for investors. We at Eaton Vance remain confident that the market will continue to offer such opportunities and emphasize our continued commitment to this exciting market.

                                                 Sincerely,

                                            /s/ Thomas J. Fetter

                                                 Thomas J. Fetter
                                                 President
                                                 July 7, 2004

Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will vary.

MANAGEMENT DISCUSSION

[PHOTO OF THOMAS M. METZOLD]

Thomas M. Metzold
Portfolio Manager

INVESTMENT ENVIRONMENT

- The U.S. economy strengthened significantly in the six months ended May 31, 2004. Despite sometimes unsettling news from Iraq, consumers continued to spend, while businesses began to renew capital spending programs. Not surprisingly, amid a strengthening economy and rising inflation, the bond markets gave back some of their gains from the previous year.

- Rising job growth was among the key developments during the six-month period ended May 31, 2004. While monthly labor data can be quite volatile, recent trends suggest a favorable turn in the labor market. The nation's unemployment rate was 5.6% in May 2004, down from 6.1% a year earlier. The Federal Reserve has maintained a close watch on employment and price data. While holding its Federal Funds rate - a key short-term interest rate barometer - at 1.00% through May 2004, Chairman Greenspan indicated that the Fed was prepared to raise rates if it detected an imminent threat of inflation. (A rate increase was announced at the end of June 2004.)

- The municipal bond market performed generally in line with the Treasury market during the six-month period ended May 31, 2004. Ten-year Treasury bond yields
  - which were around 4.37% at November 30, 2003 - rose to 4.68% by May 31, 2004, while 10-year municipal yields rose from 3.81% to 4.21%. The Lehman Brothers Municipal Bond Index retreated slightly during the six months ended May 31, 2004, posting a total return of -0.22%.(1)

THE TRUST

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the New York Stock Exchange), the Trust had a total return of -0.57% for the six months ended May 31, 2004. That return was the result of a decrease in share price from $15.55 on November 30, 2003, to $14.85 on May 31, 2004, and the reinvestment of $0.595 in regular monthly dividends.(2)

- Based on net asset value, the Trust had a total return of -0.98% for the six months ended May 31, 2004. That return was the result of a decrease in net asset value per share from $14.09 on November 30, 2003, to $13.40 on May 31, 2004, and the reinvestment of $0.595 in regular monthly dividends.

- Based on the most recent dividend and a share price of $14.85, the Trust had a market yield of 8.01% at May 31, 2004.(3) The Trust's market yield is equivalent to a taxable yield of 12.32%.(4)

MANAGEMENT DISCUSSION

- Management continued to adjust coupon structure and call protection to address changing market conditions. Coupon structure and call protection can have a significant influence on the Trust's responsiveness to interest rate fluctuations.

- The Trust remained selective within the hospital sector, its largest sector weighting at May 31, 2004. With the industry facing pressure to contain costs, the Trust focused on institutions that have significant market share, sound management, and highly marketable health care specialities.

- Insured* transportation bonds were a large investment for the Trust. Transportation-related bonds represent a significant portion of the nation's municipal issuance and have increased in recent years amid growing infrastructure financing needs. Many of the Trust's holdings were in issues for airports, including Chicago's O'Hare International and Dallas-Fort Worth International.

  *Private insurance does not remove the risk of loss of principal associated with insured investments.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

TRUST INFORMATION
as of May 31, 2004

PERFORMANCE

Average Annual Total Returns (by market value, New York Stock Exchange)

One Year                                      6.90%
Life of Trust (1/29/99)                       6.97%

Average Annual Total Returns (at net asset value)

One Year                                      3.77%
Life of Trust (1/29/99)                       4.93%

(1) It is not possible to invest directly in an Index.
(2) A portion of the Trust's income may be subject to federal income tax and/or federal alternative minimum tax. Income may be subject to state tax.
(3) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.
(4) Taxable-equivalent yield assumes maximum 35.0% federal income tax rate. A lower rate would result in a lower tax-equivalent figure.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORIC AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND MARKET PRICE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED.

EATON VANCE MUNICIPAL INCOME TRUST as of May 31, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 155.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                      VALUE
----------------------------------------------------------------------------------------------------------------
COGENERATION -- 1.3%

   $       2,950   Maryland Energy Cogeneration, (AES Warrior Run), (AMT),
                   7.40%, 9/1/19                                                                 $     2,978,261
----------------------------------------------------------------------------------------------------------------
                                                                                                 $     2,978,261
----------------------------------------------------------------------------------------------------------------

EDUCATION -- 2.6%

   $       2,250   California Educational Facilities Authority, Residual
                   Certificates, Variable Rate, 12/1/32(1)(2)                                    $     2,382,120
           3,430   Massachusetts Development Finance Agency,
                   (Boston University), 5.45%, 5/15/59                                                 3,379,853
----------------------------------------------------------------------------------------------------------------
                                                                                                 $     5,761,973
----------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 9.2%

   $       6,500   Brazos River Authority, TX, (Reliant Energy, Inc.),
                   5.20%, 12/1/18                                                                $     7,017,270
           2,000   Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT),
                   6.75%, 4/1/38                                                                       2,236,860
           3,550   Mississippi Business Finance Corp., (System Energy
                   Resources, Inc.), 5.90%, 5/1/22                                                     3,575,418
           7,250   North Carolina Municipal Power Agency, (Catawba),
                   6.50%, 1/1/20                                                                       7,890,392
----------------------------------------------------------------------------------------------------------------
                                                                                                 $    20,719,940
----------------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 7.7%

   $       5,000   Bakersfield, CA, (Bakersfield Assisted Living Center),
                   Escrowed to Maturity, 0.00%, 4/15/21                                          $     2,091,950
          35,000   Dawson Ridge, CO, Metropolitan District #1,
                   Escrowed to Maturity, 0.00%, 10/1/22                                               13,180,650
           1,725   Maricopa County, AZ, IDA, (Place Five and The Greenery),
                   Escrowed to Maturity, 8.625%, 1/1/27                                                2,067,240
----------------------------------------------------------------------------------------------------------------
                                                                                                 $    17,339,840
----------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 7.9%

   $       1,500   California, 5.25%, 11/1/29                                                    $     1,496,805
           2,500   California, 5.25%, 4/1/30                                                           2,491,050
           4,950   California, 5.50%, 11/1/33                                                          5,050,089
           2,000   Kershaw County, SC, School District, 5.00%, 2/1/18                                  2,053,500
           1,200   New York, NY, Variable Rate, 6/1/28(1)(2)                                           1,203,456
           5,000   Puerto Rico, Variable Rate, 7/1/29(2)(3)                                            5,487,300
----------------------------------------------------------------------------------------------------------------
                                                                                                 $    17,782,200
----------------------------------------------------------------------------------------------------------------

HEALTH CARE - MISCELLANEOUS -- 1.3%

   $         624   Tax Exempt Securities Trust, Community Health Provider,
                   Pooled Loan Program, 6.00%, 12/1/36                                           $       621,453
           1,647   Tax Exempt Securities Trust, Community Health Provider,
                   Pooled Loan Program, 6.25%, 12/1/36                                                 1,680,088
             625   Tax Exempt Securities Trust, Community Health Provider,
                   Pooled Loan Program, 7.75%, 12/1/36                                                   619,658
----------------------------------------------------------------------------------------------------------------
                                                                                                 $     2,921,199
----------------------------------------------------------------------------------------------------------------

HOSPITAL -- 23.1%

   $       2,500   California Health Facilities Authority, (Cedars Sinai Medical
                   Center), Variable Rate, 12/1/34(2)(3)                                         $     2,793,225
             930   Chautauqua County, NY, IDA, (Women's Christian
                   Association), 6.35%, 11/15/17                                                         859,525
             985   Chautauqua County, NY, IDA, (Women's Christian
                   Association), 6.40%, 11/15/29                                                         907,530
           1,000   Halifax, FL, Medical Center,
                   7.25%, 10/1/24                                                                      1,054,490
           6,000   Henderson, NV, Health Care Facility,
                   5.625%, 7/1/24                                                                      5,837,880
           2,765   Highland County, OH, (Joint Township Hospital District),
                   6.75%, 12/1/29                                                                      2,513,357
           5,000   Illinois Health Facility Authority, (Loyola University Health
                   System), 6.00%, 7/1/21                                                              5,111,050
           4,750   Louisiana Public Facilities Authority, (Tuoro Infirmary),
                   5.625%, 8/15/29                                                                     4,686,540
           2,000   Martin County, MN, (Fairmont Community Hospital
                   Association), 6.625%, 9/1/22                                                        1,953,240
           1,150   Mecosta County, MI, General Hospital,
                   5.75%, 5/15/09                                                                      1,167,342
           2,500   Mecosta County, MI, General Hospital,
                   6.00%, 5/15/18                                                                      2,402,925
           4,260   New Jersey Health Care Facilities Financing Authority,
                   (Capital Health System), 5.25%, 7/1/27                                              3,986,806
           1,500   New Jersey Health Care Facilities Financing Authority,
                   (Trinitas Hospital), 7.50%, 7/1/30                                                  1,632,135
           5,000   North Central, TX, Health Facility Development Corp.,
                   (Baylor Healthcare System), 5.125%, 5/15/29                                         4,849,250
           1,470   Oneonta, AL, Eastern Health Care Facility Financing Authority,
                   (Eastern Health Systems, Inc.), 7.75%, 7/1/21                                       1,612,781
           7,000   Rhode Island HEFA, (St. Joseph Health Services),
                   5.50%, 10/1/29                                                                      6,178,620
           2,425   Southwestern Illinois, Development Authority, (Anderson
                   Hospital), 5.625%, 8/15/29                                                          2,275,935
           2,500   Sullivan County, TN, Health Educational and Housing Facility
                   Board, (Wellmont Health System), 6.25%, 9/1/32                                      2,468,675
----------------------------------------------------------------------------------------------------------------
                                                                                                 $    52,291,306
----------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                      VALUE
----------------------------------------------------------------------------------------------------------------
HOUSING -- 13.5%

   $         990   California Statewide Communities Development Authority,
                   Variable Rate, 6/1/09(2)(3)                                                   $       717,978
           4,000   Charter Mac Equity Trust, TN,
                   6.00%, 4/30/19                                                                      4,039,400
           4,000   Charter Mac Equity Trust, TN, (AMT),
                   6.625%, 6/30/09                                                                     4,359,880
           3,185   Florida Capital Projects Finance Authority, Student Housing
                   Revenue, (Florida University), 7.75%, 8/15/20                                       3,206,276
             925   Lake Creek, CO, Affordable Housing Corp., Multifamily,
                   7.00%, 12/1/23                                                                        826,062
           4,485   Louisiana Public Facilities Authority, (Eden Point),
                   6.25%, 3/1/34                                                                       3,872,349
           4,000   Muni Mae Tax-Exempt Bond, LLC, (AMT),
                   6.875%, 6/30/09                                                                     4,218,920
           3,175   North Little Rock, AR, Residential Housing Facilities,
                   (Parkstone Place), 6.50%, 8/1/21                                                    2,851,055
           3,590   Oregon Health Authority, (Trillium Affordable Housing),
                   (AMT), 6.75%, 2/15/29                                                               3,151,840
             970   Raleigh, NC, Housing Authority, Multifamily, (Cedar Point),
                   7.00%, 11/1/30(4)                                                                     101,850
           3,300   Texas Student Housing Corp., (University of Northern Texas),
                   6.75%, 7/1/16                                                                       3,208,293
----------------------------------------------------------------------------------------------------------------
                                                                                                 $    30,553,903
----------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 6.7%

   $       1,911   Abia Development Corp., TX, (Austin Cargoport
                   Development), (AMT), 6.50%, 10/1/24                                           $     1,671,611
           1,835   Broward County, FL, IDR, (Lynxs Cargoport), (AMT),
                   6.75%, 6/1/19                                                                       1,654,630
           2,500   Gulf Coast, TX, Waste Disposal Authority, (Valero Energy
                   Corp.) (AMT), 5.70%, 4/1/32                                                         2,428,500
           6,000   New Jersey EDA, (Continental Airlines), (AMT),
                   6.25%, 9/15/29                                                                      4,400,520
           3,500   New York City, NY, Industrial Development Agency,
                   (American Airlines, Inc.), (AMT), 8.50%, 8/1/28                                     2,660,000
           2,950   Phoenix, AZ, IDA, (America West Airlines, Inc.), (AMT),
                   6.25%, 6/1/19                                                                       2,287,047
----------------------------------------------------------------------------------------------------------------
                                                                                                 $    15,102,308
----------------------------------------------------------------------------------------------------------------

INSURED - EDUCATION -- 1.3%

   $       3,000   Massachusetts HEFA, (Berklee College of Music), (MBIA),
                   Variable Rate, 10/1/27(2)(3)                                                  $     3,013,470
----------------------------------------------------------------------------------------------------------------
                                                                                                 $     3,013,470
----------------------------------------------------------------------------------------------------------------

INSURED - ELECTRIC UTILITIES -- 0.8%

   $         100   Los Angeles, CA, Department of Water and Power, (MBIA),
                   Variable Rate, 2/15/24(1)(2)                                                  $       526,200
           1,350   Wamego, KS, PCR, (MBIA),
                   5.30%, 6/1/31(5)                                                                    1,361,583
----------------------------------------------------------------------------------------------------------------
                                                                                                 $     1,887,783
----------------------------------------------------------------------------------------------------------------

INSURED - ESCROWED / PREREFUNDED -- 1.8%

   $       4,250   Metropolitan Transportation Authority of New York,
                   Escrowed to Maturity, (FGIC), 4.75%, 7/1/26                                   $     4,113,788
----------------------------------------------------------------------------------------------------------------
                                                                                                 $     4,113,788
----------------------------------------------------------------------------------------------------------------

INSURED - GENERAL OBLIGATIONS -- 13.0%

   $         500   California, (FGIC), Variable Rate, 12/1/29(1)(2)                              $     1,106,300
           3,500   California, (FGIC), Variable Rate, 9/1/30(1)(2)                                     3,574,235
           2,000   Chicago, IL, (MBIA), 5.00%, 1/1/41                                                  1,926,820
          30,160   Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/22                                                                     11,148,644
          13,000   Illinois Development Finance Authority, (Local
                   Government Program-Elgin School District-U46),
                   (FSA), 0.00%, 1/1/20                                                                5,759,650
           4,000   Puerto Rico, (FSA), Variable Rate, 7/1/27(1)(2)                                     4,281,000
           1,500   Santa Maria, CA, (Joint Union High School District), (FSA),
                   5.25%, 8/1/25                                                                       1,545,270
----------------------------------------------------------------------------------------------------------------
                                                                                                 $    29,341,919
----------------------------------------------------------------------------------------------------------------

INSURED - HOSPITAL -- 8.3%

   $      19,705   Kentucky EDA, (Norton Healthcare, Inc.), (MBIA),
                   0.00%, 10/1/25                                                                $     5,971,600
          23,020   Kentucky EDA, (Norton Healthcare, Inc.), (MBIA),
                   0.00%, 10/1/26                                                                      6,526,861
          10,000   Kentucky EDA, (Norton Healthcare, Inc.), (MBIA),
                   0.00%, 10/1/27                                                                      2,667,600
           4,000   New Jersey Health Care Facilities Financing Authority,
                   (St. Barnabas Medical Center), (MBIA),
                   Variable Rate, 7/1/28(1)(2)                                                         3,640,520
----------------------------------------------------------------------------------------------------------------
                                                                                                 $    18,806,581
----------------------------------------------------------------------------------------------------------------

INSURED - LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 2.2%

   $       5,000   San Bernardino County, CA, Medical Center Financing
                   Project, (MBIA), 5.00%, 8/1/28                                                $     4,920,400
----------------------------------------------------------------------------------------------------------------
                                                                                                 $     4,920,400
----------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                      VALUE
----------------------------------------------------------------------------------------------------------------
INSURED - SPECIAL TAX REVENUE -- 0.1%

   $          60   South Orange County, CA, Public Financing Authority,
                   (FGIC), DRIVERS, Variable Rate, 8/15/15(1)(2)                                 $       214,770
----------------------------------------------------------------------------------------------------------------
                                                                                                 $       214,770
----------------------------------------------------------------------------------------------------------------

INSURED - TRANSPORTATION -- 21.7%

   $       9,000   Central Texas Turnpike Authority, (AMBAC),
                   0.00%, 8/15/21                                                                $     3,614,760
           3,500   Chicago, IL, O'Hare International Airport, (AMBAC), (AMT),
                   5.375%, 1/1/32                                                                      3,512,810
           2,500   Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT),
                   5.50%, 11/1/20(6)                                                                   2,593,575
           4,930   Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT),
                   5.75%, 11/1/30                                                                      5,084,210
           4,500   Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT),
                   6.125%, 11/1/35                                                                     4,789,125
           2,400   Massachusetts Turnpike Authority, Metropolitan Highway
                   System, (MBIA), Variable Rate, 1/1/27(1)(2)                                         2,235,528
           3,500   Miami-Dade County, FL, International Airport, (FGIC),
                   5.00%, 10/1/37                                                                      3,425,275
           7,500   Minneapolis and St. Paul, MN, Metropolitan Airport
                   Commission, (FGIC), 5.25%, 1/1/32                                                   7,584,975
           5,500   Nevada Department of Business and Industry, (Las Vegas
                   Monorail -1st Tier), (AMBAC), 5.375%, 1/1/40                                        5,581,840
           2,000   Puerto Rico Highway and Transportation Authority, (FSA),
                   Variable Rate, 7/1/32(1)(2)                                                         2,002,400
           7,000   San Antonio, TX, Airport System, (Improvements), (FGIC),
                   5.25%, 7/1/21                                                                       7,112,630
           1,500   South Carolina Transportation Infrastructure, (AMBAC),
                   5.00%, 10/1/33                                                                      1,476,075
----------------------------------------------------------------------------------------------------------------
                                                                                                 $    49,013,203
----------------------------------------------------------------------------------------------------------------

INSURED - WATER AND SEWER -- 0.9%

   $       1,150   Jupiter, FL, (AMBAC), 4.75%, 10/1/28                                          $     1,093,248
           1,000   Jupiter, FL, (AMBAC), 4.75%, 10/1/33                                                  943,340
----------------------------------------------------------------------------------------------------------------
                                                                                                 $     2,036,588
----------------------------------------------------------------------------------------------------------------

NURSING HOME -- 3.6%

   $       3,445   Ohio HFA, Retirement Rental Housing, (Encore Retirement
                   Partners), 6.75%, 3/1/19                                                      $     2,932,487
             750   Okaloosa County, FL, Retirement Rental Housing,
                   (Encore Retirement Partners), 6.125%, 2/1/14                                          664,733
           2,000   Orange County, FL, Health Facilities Authority, (Westminster
                   Community Care), 6.75%, 4/1/34                                                      1,697,560
             767   Tarrant County, TX, Health Facilities Authority,
                   8.00%, 9/1/25(4)                                                                      114,800
           1,154   Tarrant County, TX, Health Facilities Authority,
                   (3927 Foundation), 10.25%, 9/1/19(4)                                                   34,628
           2,960   Wisconsin HEFA, (Wisconsin Illinois Senior Housing),
                   7.00%, 8/1/29                                                                       2,727,168
----------------------------------------------------------------------------------------------------------------
                                                                                                 $     8,171,376
----------------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 16.5%

   $       4,000   California Statewide Communities Development Authority,
                   (East Valley Tourist Development Authority),
                   8.25%, 10/1/14                                                                $     4,051,960
           3,000   Capital Trust Agency, FL, (Seminole Tribe Convention),
                   8.95%, 10/1/33                                                                      3,499,320
           4,000   Capital Trust Agency, FL, (Seminole Tribe Convention),
                   10.00%, 10/1/33                                                                     4,830,680
           4,450   Golden Tobacco Securitization Corp., CA,
                   6.75%, 6/1/39                                                                       3,923,031
           2,900   Golden Tobacco Securitization Corp., CA,
                   Variable Rate, 6/1/31(2)(3)                                                         2,865,142
           1,500   Mohegan Tribe Indians, CT, Gaming Authority,
                   (Public Improvements), 6.25%, 1/1/21                                                1,596,210
           1,000   New Jersey EDA, (School Facilities),
                   5.00%, 6/15/26                                                                        991,400
           5,000   New Jersey EDA, (School Facilities),
                   Variable Rate, 6/15/28(2)(3)                                                        4,879,800
           3,900   Puerto Rico Infrastructure Financing Authority,
                   Variable Rate, 10/1/32(1)(2)(7)                                                     4,888,767
           3,300   Santa Fe, NM, (Crow Hobbs), 8.50%, 9/1/16                                           3,344,649
           3,000   Tobacco Settlement Financing Corp., NJ,
                   Variable Rate, 6/1/39(2)(3)                                                         2,322,030
----------------------------------------------------------------------------------------------------------------
                                                                                                 $    37,192,989
----------------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 3.6%

   $       1,960   Cliff House Trust, PA, (AMT), 6.625%, 6/1/27                                  $     1,556,436
             190   Delaware County, PA, IDA, (Glen Riddle), (AMT),
                   8.125%, 9/1/05                                                                        192,101
           2,000   Delaware County, PA, IDA, (Glen Riddle), (AMT),
                   8.625%, 9/1/25                                                                      2,083,780
           3,240   Logan County, CO, Industrial Development Revenue,
                   (TLC Care Choices, Inc.), 6.875%, 12/1/23                                           2,885,900
           1,400   Mesquite, TX, Health Facilities Authority, (Christian
                   Retirement Facility), 7.625%, 2/15/28                                               1,460,984
----------------------------------------------------------------------------------------------------------------
                                                                                                 $     8,179,201
----------------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 4.0%

   $       3,280   Bell Mountain Ranch, CO, Metropolitan District,
                   6.625%, 11/15/25                                                              $     3,321,886
           3,600   Black Hawk, CO, Business Improvement District,
                   6.50%, 12/1/11                                                                      3,511,548

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                      VALUE
----------------------------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE (CONTINUED)

   $         695   Longleaf, FL, Community Development District,
                   6.20%, 5/1/09                                                                 $       669,834
           1,725   Longleaf, FL, Community Development District,
                   6.65%, 5/1/20                                                                       1,583,153
----------------------------------------------------------------------------------------------------------------
                                                                                                 $     9,086,421
----------------------------------------------------------------------------------------------------------------

TRANSPORTATION  -- 4.6%

   $       3,750   Kent County, MI, Airport Facility, (AMT),
                   Variable Rate, 1/1/25(2)(3)                                                   $     3,567,000
           7,000   Port Authority of New York and New Jersey,
                   5.00%, 9/1/33                                                                       6,857,130
----------------------------------------------------------------------------------------------------------------
                                                                                                 $    10,424,130
----------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 155.7%
   (IDENTIFIED COST $350,569,718)                                                                $   351,853,549
----------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.3%                                                           $     5,293,537
----------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (58.0)%                                                                      $  (131,069,641)
----------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
SHARES -- 100.0%                                                                                 $   226,077,445
----------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

At May 31, 2004, the concentration of the Trust's investments in the various states, determined as a percentage of net assets, is as follows:

   California                                         17.6%
   Colorado                                           10.5%
   Florida                                            10.8%
   Illinois                                           13.1%
   Texas                                              20.4%
   Others, representing less than 10% individually    83.3%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2004, 32.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.9% to 14.4% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the aggregate value of the securities is $51,701,241 or 22.9% of the Trust's net assets.

(3)  Security has been issued as an inverse floater bond.

(4)  Non-income producing security.

(5)  When-issued security.

(6) Security (or a portion thereof) has been segregated to cover when-issued securities.

(7) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.7

                        See notes to financial statements

EATON VANCE MUNICIPAL INCOME TRUST as of May 31, 2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MAY 31, 2004

ASSETS

Investments, at value (identified cost, $350,569,718)                           $  351,853,549
Receivable for investments sold                                                         40,000
Interest receivable                                                                  7,214,038
Receivable for daily variation margin on open financial futures contracts              495,315
Prepaid expenses                                                                       182,603
----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                    $  359,785,505
----------------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                                         $        2,278
Payable for when-issued securities                                                   1,350,000
Due to bank                                                                          1,193,206
Accrued expenses                                                                        92,935
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                               $    2,638,419
----------------------------------------------------------------------------------------------
AUCTION PREFERRED SHARES (5,240 SHARES OUTSTANDING) AT LIQUIDATION VALUE PLUS
   CUMULATIVE UNPAID DIVIDENDS                                                  $  131,069,641
----------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                          $  226,077,445
----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of shares authorized,
   16,872,006 shares issued and outstanding                                     $      168,720
Additional paid-in capital                                                         249,651,203
Accumulated net realized loss (computed on the basis of identified cost)           (31,732,936)
Accumulated undistributed net investment income                                      4,098,936
Net unrealized appreciation (computed on the basis of identified cost)               3,891,522
----------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                          $  226,077,445
----------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

($226,077,445 DIVIDED BY 16,872,006 COMMON SHARES ISSUED AND OUTSTANDING)       $        13.40
----------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS
ENDED MAY 31, 2004

INVESTMENT INCOME

Interest                                                                        $   12,848,980
----------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                         $   12,848,980
----------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                          $    1,282,777
Administration fee                                                                     366,507
Trustees' fees and expenses                                                             11,050
Transfer and dividend disbursing agent fees                                            124,282
Preferred shares remarketing agent fee                                                 164,200
Custodian fee                                                                           74,750
Legal and accounting services                                                           29,440
Printing and postage                                                                    28,974
Miscellaneous                                                                           50,026
----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                  $    2,132,006
----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                           $   10,716,974
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                              $    1,725,638
   Financial futures contracts                                                      (1,228,441)
----------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                               $      497,197
----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                          $  (14,118,007)
   Financial futures contracts                                                       1,995,139
----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                            $  (12,122,868)
----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                                $  (11,625,671)
----------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM INCOME                             $     (698,395)
----------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                      $   (1,607,092)
----------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED
INCREASE (DECREASE)                                  MAY 31, 2004        YEAR ENDED
IN NET ASSETS                                        (UNAUDITED)         NOVEMBER 30, 2003
------------------------------------------------------------------------------------------
From operations --
    Net investment income                            $     10,716,974    $      21,202,621
    Net realized gain (loss)                                  497,197           (3,246,611)
    Net change in unrealized
        appreciation (depreciation)                       (12,122,868)          20,262,444
    Distributions to preferred shareholders
        from net investment income                           (698,395)          (1,586,402)
------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS                                       $     (1,607,092)   $      36,632,052
------------------------------------------------------------------------------------------
Distributions to common shareholders --
    From net investment income                       $    (10,012,004)   $     (18,871,152)
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS           $    (10,012,004)   $     (18,871,152)
------------------------------------------------------------------------------------------
Capital share transactions --
    Reinvestment of distributions to
        common shareholders                          $      1,136,067    $       2,524,723
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
    CAPITAL SHARE TRANSACTIONS                       $      1,136,067    $       2,524,723
------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                $    (10,483,029)   $      20,285,623
------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of period                               $    236,560,474    $     216,274,851
------------------------------------------------------------------------------------------
AT END OF PERIOD                                     $    226,077,445    $     236,560,474
------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
INCLUDED IN NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF PERIOD                                     $      4,098,936    $       4,092,361
------------------------------------------------------------------------------------------

                        See notes to financial statements

Financial Highlights

Selected data for a common share outstanding during the periods stated

                                                              SIX MONTHS ENDED              YEAR ENDED NOVEMBER 30,
                                                                MAY 31, 2004       ----------------------------------------
                                                               (UNAUDITED)(1)        2003(1)      2002(1)(2)       2001(1)
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)        $         14.090     $   13.020     $   12.930     $   11.950
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                         $          0.637     $    1.269     $    1.255     $    1.124
Net realized and unrealized gain (loss)                                 (0.691)         1.026          0.013          0.873
Distribution to preferred shareholders from net
  investment income                                                     (0.041)        (0.095)        (0.148)        (0.240)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                           $         (0.095)    $    2.200     $    1.120     $    1.757
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                    $         (0.595)    $    1.130     $   (1.030)    $   (0.777)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                    $         (0.595)    $   (1.130)    $   (1.030)    $   (0.777)
---------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO
PAID-IN CAPITAL                                               $             --     $       --     $       --     $       --
---------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                       $             --     $       --     $       --     $       --
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)              $         13.400     $   14.090     $   13.020     $   12.930
---------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                 $         14.850     $   15.550     $   14.050     $   13.500
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                          (0.57)%        20.02%         12.32%         28.95%
---------------------------------------------------------------------------------------------------------------------------

                                                               YEAR ENDED NOVEMBER 30,
                                                              -------------------------
                                                                2000(1)      1999(1)(3)
---------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)        $   11.720     $   15.000
---------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                         $    1.083     $    0.837
Net realized and unrealized gain (loss)                            0.260         (3.246)
Distribution to preferred shareholders from net
  investment income                                               (0.328)        (0.197)
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                           $    1.015     $   (2.606)
---------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                    $   (0.785)    $   (0.550)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                    $   (0.785)    $   (0.550)
---------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO
PAID-IN CAPITAL                                               $       --     $   (0.042)
---------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                       $       --     $   (0.082)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)              $   11.950     $   11.720
---------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                 $   11.125     $   11.688
---------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                     2.05%        (18.74)%
---------------------------------------------------------------------------------------

                        See notes to financial statements

Selected data for a common share outstanding during the periods stated

                                                              SIX MONTHS ENDED              YEAR ENDED NOVEMBER 30,
                                                                MAY 31, 2004       ----------------------------------------
                                                               (UNAUDITED)(1)        2003(1)      2002(1)(2)       2001(1)
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period
   (000's omitted)                                            $        226,077     $  236,560     $  216,275     $  212,315
Ratios (As a percentage of average net assets
   applicable to common shares):
   Net expenses(5)                                                        1.81%(6)       1.80%          1.89%          1.88%
   Net expenses after custodian fee reduction(5)                          1.81%(6)       1.80%          1.88%          1.88%
   Net investment income(5)                                               9.10%(6)       9.37%          9.69%          8.79%
Portfolio Turnover                                                          12%            30%            14%            60%
---------------------------------------------------------------------------------------------------------------------------
+  The expenses of the Trust may reflect a voluntary
   reduction of the investment adviser fee. Had such
   action not been taken, the ratios and the net
   investment income would have been as follows:
Ratios (As a percentage of average net assets applicable
   to common shares):
   Expenses(5)
   Expenses after custodian fee reduction(5)
   Net investment income(5)
Net investment income per share
++ The ratios reported above are based on net assets
   applicable solely to common shares. The ratios based
   on net assets, including amounts related to preferred
   shares are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                           1.16%(6)       1.14%          1.17%          1.15%
   Net expenses after custodian fee reduction                             1.16%(6)       1.14%          1.17%          1.15%
   Net investment income                                                  5.85%(6)       5.93%          6.01%          5.40%
---------------------------------------------------------------------------------------------------------------------------
+  The expenses of the Trust reflect a voluntary
   reduction of the investment adviser fee. Had such
   action not been taken, the ratios would have been as
   follows:
Ratios (As a percentage of average total net assets):
   Expenses
   Expenses after custodian fee reduction
   Net investment income
---------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                    5,240          5,240          5,240          5,240
   Asset coverage per preferred share(7)                      $         68,158     $   70,154     $   66,291     $   65,548
   Involuntary liquidation preference per preferred
     share(8)                                                 $         25,000     $   25,000     $   25,000     $   25,000
   Approximate market value per preferred share(8)            $         25,000     $   25,000     $   25,000     $   25,000
---------------------------------------------------------------------------------------------------------------------------

                                                               YEAR ENDED NOVEMBER 30,
                                                              -------------------------
                                                                2000(1)      1999(1)(3)
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period
   (000's omitted)                                            $  194,676     $  190,209
Ratios (As a percentage of average net assets
   applicable to common shares):
   Net expenses(5)                                                  1.95%          1.76%(6)
   Net expenses after custodian fee reduction(5)                    1.91%          1.70%(6)
   Net investment income(5)                                         9.47%          7.38%(6)
Portfolio Turnover                                                    66%           151%
---------------------------------------------------------------------------------------
+  The expenses of the Trust may reflect a voluntary
   reduction of the investment adviser fee. Had such
   action not been taken, the ratios and the net
   investment income would have been as follows:
Ratios (As a percentage of average net assets applicable
   to common shares):
   Expenses(5)                                                                     1.76%(6)
   Expenses after custodian fee reduction(5)                                       1.70%(6)
   Net investment income(5)                                                        7.38%(6)
Net investment income per share                                              $    0.837
++ The ratios reported above are based on net assets
   applicable solely to common shares. The ratios based
   on net assets, including amounts related to preferred
   shares are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                     1.15%          1.14%(6)
   Net expenses after custodian fee reduction                       1.12%          1.10%(6)
   Net investment income                                            5.56%          4.77%(6)
---------------------------------------------------------------------------------------
+  The expenses of the Trust reflect a voluntary
   reduction of the investment adviser fee. Had such
   action not been taken, the ratios would have been as
   follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                        1.14%(6)
   Expenses after custodian fee reduction                                          1.10%(6)
   Net investment income                                                           4.77%(6)
---------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                              5,240          5,240
   Asset coverage per preferred share(7)                      $   62,155     $   61,308
   Involuntary liquidation preference per preferred
     share(8)                                                 $   25,000     $   25,000
   Approximate market value per preferred share(8)            $   25,000     $   25,000
---------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.011, decrease net realized and unrealized gains per share by $0.011, increase the ratio of net investment income to average net assets applicable to common shares from 9.61% to 9.69% and increase the ratio of net investment income to average total net assets from 5.96% to 6.01%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) For the period from the start of business, January 29, 1999, to November 30, 1999.

(4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(6)  Annualized.

(7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

EATON VANCE MUNICIPAL INCOME TRUST as of May 31, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Municipal Income Trust (the Trust) is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Trust was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated December 10, 1998. The Trust's investment objective is to provide current income exempt from regular federal income tax by investing primarily in investment grade municipal obligations.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INVESTMENT TRANSACTIONS -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

   C INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   D FEDERAL INCOME TAXES -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At November 30, 2003, the Trust, for federal income tax purposes, had a capital loss carryover of $31,928,458 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryover will expire on November 30, 2007 ($9,497,591), November 30, 2008 ($14,623,294), November 30, 2009 ($5,266,337), and November 30, 2011
   ($2,541,236). In addition, the Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   E FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Trust is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Trust. The Trust's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   F OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by the Trust, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Trust will realize a loss in the amount of the cost of the option. When the Trust enters into a closing sale transaction, the Trust will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Trust exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   G INTEREST RATE SWAPS -- The Trust may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Trust makes semi-annual payments at a fixed interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Payments received or made at the end of a measurement period are recorded as realized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Trust is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Trust does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

   H USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   J INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to May 31, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all the adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  AUCTION PREFERRED SHARES (APS)

   The Trust issued 2,620 shares of Auction Preferred Shares Series A and 2,620 shares of Auction Preferred Shares Series B on March 1, 1999 in a public offering. The underwriting discount and other offering costs were recorded as a reduction of the capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset every 7 days thereafter by an auction. Effective July 8, 2003, a special dividend period of 733 days was set on the series A shares. The dividend rate, which matures on July 12, 2005, is 1.25%. Dividend rates ranged from 0.45% to 1.25% for Series B Shares, during the six months ended May 31, 2004. Series A and Series B are identical in all respects except for the dates of reset for the dividend rates.

   The APS are redeemable at the option of the Trust, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the Investment Company Act of 1940. The Trust pays an annual fee equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3  DISTRIBUTIONS TO SHAREHOLDERS

   The Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding Auction Preferred Shares. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. Effective July 8, 2003, the Series A shares set a special dividend period of 733 days. The applicable dividend rate for the Auction Preferred Shares on May 31, 2004 was 1.25% and 1.150%, for Series A and Series B Shares, respectively. For the six months ended May 31, 2004, the Trust paid dividends to Auction Preferred shareholders amounting to $420,985 and $277,410 for Series A and Series B Shares, respectively, representing an average APS dividend rate for such period of 1.25% and 88%, respectively.

   The Trust distinguishes between distribution on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the method for amortizing premiums.

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee, computed at an annual rate of 0.70% of the Trust's average weekly gross assets, was earned by Eaton Vance Management
   (EVM) as compensation for management and investment advisory services rendered to the Trust. Except for Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. For the six months ended May 31, 2004, the fee was equivalent to 0.70% (annualized) of the Trust's average weekly gross assets and amounted to $1,282,777. EVM also serves as the administrator of the Trust. An administration fee, computed at the annual rate of 0.20% (annualized) of the average weekly gross assets of the Trust, is paid to EVM for managing and administering business affairs of the Trust. For the six months ended May 31, 2004, the administrative fee amounted to $366,507.

   Certain officers and Trustees of the Trust are officers of EVM.

5  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $50,810,842 and $43,134,105, respectively, for the six months ended May 31, 2004.

6  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned by the Trust at May 31, 2004, as computed for Federal income tax purposes, are as follows:

   AGGREGATE COST                                      $  350,107,648
   ------------------------------------------------------------------
   Gross unrealized appreciation                       $   14,160,605
   Gross unrealized depreciation                          (12,414,704)
   ------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                         $    1,745,901
   ------------------------------------------------------------------

7  SHARES OF BENEFICIAL INTEREST

   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in common shares were as follows:

                                            SIX MONTHS ENDED
                                            MAY 31, 2004       YEAR ENDED
                                            (UNAUDITED)        NOVEMBER 30, 2003
   -----------------------------------------------------------------------------
   Shares issued pursuant to the Trust's
   dividend reinvestment plan                         77,127             181,895
   -----------------------------------------------------------------------------
   NET INCREASE                                       77,127             181,895
   -----------------------------------------------------------------------------

8  FINANCIAL INSTRUMENTS

   The Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at May 31, 2004 is as follows:

   FUTURES CONTRACTS

   EXPIRATION                                                     NET UNREALIZED
   DATE(S)          CONTRACTS                     POSITION        APPRECIATION
   -----------------------------------------------------------------------------
   6/04             400 U.S. Treasury Bond        Short           $    1,729,306
   6/04             500 U.S. Treasury Note        Short                  878,385
   -----------------------------------------------------------------------------
                                                                  $    2,607,691
   -----------------------------------------------------------------------------

   At May 31, 2004, the Trust had sufficient cash and/or securities to cover margin requirements on open futures contracts.

9  ANNUAL MEETING OF SHAREHOLDERS OF MUNICIPAL INCOME TRUST

   The Trust held its Annual Meeting of Shareholders on March 19, 2004. The following action was taken by the shareholders:

   ITEM 1: The election of James B. Hawkes and Samuel L. Hayes, III as Class II Trustees of the Trust for a three-year term expiring in 2007.
           Mr. Hayes was designated the Nominee to be elected solely by APS shareholders:

                                                       NUMBER OF SHARES
   NOMINEE FOR CLASS II TRUSTEE                   -------------------------
   ELECTED BY APS SHAREHOLDERS                      FOR           WITHHELD
   ------------------------------------------------------------------------
   Samuel L. Hayes, III                            4,682             4

                                                       NUMBER OF SHARES
   NOMINEE FOR CLASS II TRUSTEE                   -------------------------
   ELECTED BY ALL SHAREHOLDERS                      FOR           WITHHELD
   ------------------------------------------------------------------------
   James B. Hawkes                               16,114,071        165,112

EATON VANCE MUNICIPAL INCOME TRUST
DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

EATON VANCE MUNICIPAL INCOME TRUST
APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                   ---------------------------------------------
                                   Please print exact name on account:

                                   ---------------------------------------------
                                   Shareholder signature              Date

                                   ---------------------------------------------
                                   Shareholder signature              Date

                                   Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                              Eaton Vance Municipal Income Trust
                              c/o PFPC Inc.
                              P.O. Box 43027
                              Providence, RI 02940-3027
                              800-331-1710

NUMBER OF EMPLOYEES

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS

As of May 31, 2004, our records indicate that there are 172 registered shareholders and approximately 7,900 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

                              Eaton Vance Distributors, Inc.
                              The Eaton Vance Building
                              255 State Street
                              Boston, MA 02109
                              1-800-225-6265

NEW YORK STOCK EXCHANGE SYMBOL

The New York Stock Exchange symbol is EVN.

EATON VANCE MUNICIPAL INCOME TRUST
INVESTMENT MANAGEMENT

EATON VANCE MUNICIPAL INCOME TRUST

OFFICERS

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

TRUSTEES

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE MUNICIPAL INCOME TRUST
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                                    PFPC INC.
                                 P.O. BOX 43027
                            PROVIDENCE, RI 02940-3027
                                 (800) 331-1710


                       EATON VANCE MUNICIPAL INCOME TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

151-7/04                                                                CE-NASRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPAL INCOME TRUST

By:    /s/ Thomas J. Fetter
      ---------------------------------------
      Thomas J. Fetter
      President


Date: July 20, 2004
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
      ---------------------------------------
      James L. O'Connor
      Treasurer


Date: July 20, 2004
      --------------


By:    /s/ Thomas J. Fetter
      --------------------------------------------
      Thomas J. Fetter
      President


Date: July 20, 2004
      -------------